FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2019 and 2020.

(in US$ thousands)	2019		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$57,743	$57,743	$45,702	$45,702
Accounts receivable	368	368	275	275
Restricted cash	531	531	300	300
Refundable deposits	199	199	208	208
Marketable securities - noncurrent	—	—	10,000	10,000
Financial liabilities
Accounts payable	64	64	70	70
Accrued expenses	1,280	1,280	1,516	1,516
Lease liabilities - current and noncurrent	592	592	98	98

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three	For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2020, a reconciliation of the beginning and ending balances are presented as follows:
(in US$ thousands)	Marketable Securities - Debt Securities
2020
Balance at beginning of year	$—
Purchase	10,000
Total gains or (losses) (realized/unrealized)
included in earnings	—
included in other comprehensive income - unrealized gain (loss) on security	(351)
included in other comprehensive income - foreign currency items	351
Balance at end of year	$10,000
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—

Level 3
Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2020 are shown below:

Non-listed equity investments -Level 3 financial assets
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate	Sensitivity of the Input to Fair Value
December 31, 2020	The backsolve method to establish the equity value, and then the option pricing method to allocate the portion of the security value	Discount for lack of marketability (“DLOM”)	From 13.50% to 26.00% for different scenarios	1% increase or decrease in DLOM would result in a variation in the fair value by approximately $120 thousand.
		Volatility	41.0%	1% increase or decrease in volatility would result in a variation in the fair value by less than $30 thousand.

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2020
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	300	—	300
Marketable securities - noncurrent
Debt securities	—	—	10,000	10,000
	$—	$306	$10,000	$10,306

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2019
Assets
Cash equivalents - time deposits	$—	$7	$—	$7
Restricted cash - time deposits	—	531	—	531
	$—	$538	$—	$538

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

We recognized the cumulative effects of impairment on the operating lease ROU assets when initially applying the new leases accounting standard at January 1, 2019, as such impairments occurred before the date of initial application. Please see Note 1, “Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies”, for additional information. Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2019 and 2020 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2020	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$—	$—	$—
(b) Property, plant and equipment	—	—	—	—	—
(c) Intangible assets	—	—	—	—	—
Total	$—	$—	$—	$—	$—

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2019	Total Impairment Losses
(a) Prepaid licensing and royalty fees	$—	$—	$—	$—	$85
(b) Property, plant and equipment	—	—	—	—	109
(c) Intangible assets	—	—	—	—	15
Total	$—	$—	$—	$—	$209
(a)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2019, certain prepaid licensing and royalty fees were written down to zero, resulting in an impairment charge of $85 thousand. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(b)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2019, we recognized an impairment loss of $109 thousand on property, plant and equipment as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2019, we recognized an impairment loss of $15 thousand on intangible assets as while the recent years’ operating losses were expected to continue in the short-term, the carrying amounts of those intangible assets would not be recoverable based on cash flow projections.